Trade and Other Receivables - Schedule of Trade and Other Receivables (Details) - GBP (£) £ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables	£ 149,855	£ 143,336
Prepayments	11,499	11,055
Accrued income	14,194	13,160
Research and development tax credit	4,884	3,013
Grant receivable	4,892	2,877
Other receivables	8,349	6,109
Total trade and other receivables	£ 193,673	£ 179,550	[1]

[1]	(1) Restated to include the effect of revisions arising from provisional to final acquisition accounting for DEK and Mudbath (refer to note 3C for details).